DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.2%
Austria - 0.7%
Erste Group Bank AG*	145	$4,803
OMV AG	71	3,435
Raiffeisen Bank International AG*	68	1,388
Telekom Austria AG	67	512
Verbund AG	62	4,756
voestalpine AG	62	2,472

(Cost $17,521)		17,366

Belgium - 3.2%
Ackermans & van Haaren NV	12	1,946
Ageas SA/NV	91	5,132
Anheuser-Busch InBev SA/NV	512	29,495
Elia Group SA/NV	33	3,589
Etablissements Franz Colruyt NV	27	1,627
Galapagos NV*	22	1,823
Groupe Bruxelles Lambert SA	38	3,790
KBC Group NV*	135	9,769
Proximus SADP	68	1,337
Sofina SA	8	2,665
Solvay SA	36	4,418
Telenet Group Holding NV	24	962
UCB SA	58	5,804
Umicore SA	89	5,257
Warehouses De Pauw CVA REIT	64	2,201

(Cost $99,891)		79,815

Finland - 3.8%
Elisa OYJ	73	4,373
Fortum OYJ	212	5,324
Huhtamaki OYJ	48	2,172
Kesko OYJ, Class B	126	3,218
Kone OYJ, Class B*	199	15,961
Metso Outotec OYJ	349	3,946
Neste OYJ	213	14,080
Nokia OYJ*	2,740	10,975
Orion OYJ, Class B	48	1,979
Sampo OYJ, Class A	255	11,412
Stora Enso OYJ, Class R	318	6,301
UPM-Kymmene OYJ	251	9,628
Valmet OYJ	67	2,263
Wartsila OYJ Abp	225	2,595

(Cost $82,555)		94,227

France - 33.6%
Accor SA*	93	3,901
Aeroports de Paris*	14	1,788
Air Liquide SA(a)	235	35,570
Airbus SE*	303	35,274
Alstom SA*	170	8,530
Amundi SA, 144A*	30	2,294
Arkema SA	27	2,999
Atos SE*	49	3,843
AXA SA	1,048	26,459
BioMerieux	22	2,809
BNP Paribas SA*	532	31,819
Bollore SA	447	2,152
Bouygues SA	120	4,888
Bureau Veritas SA*	141	3,832
Capgemini SE	73	11,798
Carrefour SA	306	5,365
Cie de Saint-Gobain*	238	12,832
Cie Generale des Etablissements Michelin SCA	87	12,646
CNP Assurances*	81	1,466
Covivio REIT	22	1,860
Credit Agricole SA*	547	7,712
Danone SA	320	21,930
Dassault Systemes SE	69	14,397
Edenred	101	5,626
Eiffage SA*	43	4,445
Engie SA*	900	13,202
EssilorLuxottica SA	148	24,252
Eurazeo SE*	21	1,564
Faurecia SE*	38	1,975
Gecina SA REIT	16	2,228
Getlink SE*	204	3,360
Hermes International	17	19,050
ICADE REIT(a)	16	1,188
Iliad SA	9	1,601
Ipsen SA	18	1,544
Kering SA	34	21,662
Klepierre SA REIT(a)	105	2,492
La Francaise des Jeux SAEM, 144A	59	2,678
Legrand SA	129	11,261
L’Oreal SA	122	44,840
LVMH Moet Hennessy Louis Vuitton SE	133	84,754
Natixis SA*	455	2,229
Orange SA	954	11,056
Orpea SA*	25	3,019
Pernod Ricard SA	87	16,616
Publicis Groupe SA	106	6,245
Remy Cointreau SA	10	1,918
Renault SA*	103	4,641
Rubis SCA	47	2,166
Safran SA*	156	21,444
Sanofi	539	49,591
Sartorius Stedim Biotech	12	5,273
Schneider Electric SE	264	39,366
SCOR SE*	90	3,002
SEB SA	13	2,346

Societe Generale SA*	344	8,574
Sodexo SA*	42	4,039
SOITEC*	11	2,339
Suez SA	190	3,978
Teleperformance	28	9,961
Thales SA	49	4,665
TOTAL SE(a)	1,142	53,194
Ubisoft Entertainment SA*	54	4,429
Unibail-Rodamco-Westfield REIT	68	5,020
Valeo SA	102	3,620
Veolia Environnement SA	247	6,701
Vinci SA	259	27,049
Vivendi SE	429	14,877
Wendel SE	14	1,609
Worldline SA, 144A*	122	10,929

(Cost $793,925)		833,782

Germany - 25.9%
1&1 Drillisch AG	24	683
adidas AG*	86	30,157
Allianz SE	191	46,321
BASF SE	428	35,186
Bayer AG	459	27,924
Bayerische Motoren Werke AG	157	13,625
Bechtle AG	12	2,277
Beiersdorf AG	62	6,163
Brenntag SE	72	5,616
Carl Zeiss Meditec AG	18	2,716
Commerzbank AG*	512	3,375
CompuGroup Medical SE & Co. KGaA	14	1,208
Continental AG	54	7,793
Covestro AG, 144A	87	6,332
Daimler AG	418	33,613
Delivery Hero SE, 144A*	60	7,698
Deutsche Bank AG*(b)	960	11,901
Deutsche Boerse AG	88	14,479
Deutsche Lufthansa AG*	202	3,012
Deutsche Post AG	490	24,421
Deutsche Telekom AG	1,601	29,208
Deutsche Wohnen SE	163	7,706
E.ON SE	922	9,457
Evonik Industries AG	87	2,945
Evotec SE*	59	2,297
Fielmann AG*	12	951
Fresenius Medical Care AG & Co. KGaA	105	7,310
Fresenius SE & Co. KGaA	206	8,861
FUCHS PETROLUB SE	14	610
GEA Group AG	77	2,675
Hannover Rueck SE	30	5,109
HeidelbergCement AG	72	5,723
Hella GmbH & Co. KGaA*	22	1,309
HelloFresh SE*	60	4,697
Henkel AG & Co. KGaA	50	4,455
HOCHTIEF AG	9	807
Infineon Technologies AG	609	26,611
KION Group AG	37	3,141
LANXESS AG	43	3,200
LEG Immobilien AG	35	4,807
Merck KGaA	63	10,289
MorphoSys AG*	14	1,417
MTU Aero Engines AG	20	4,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66	19,467
Nemetschek SE	29	1,836
OSRAM Licht AG*	13	809
Puma SE*	44	4,699
Rational AG	2	1,721
Rheinmetall AG	18	1,805
RWE AG	312	11,869
SAP SE	511	63,303
Scout24 AG, 144A	49	3,714
Siemens AG	370	57,477
Symrise AG	57	6,692
Talanx AG	26	1,087
TeamViewer AG, 144A*	69	3,727
Telefonica Deutschland Holding AG	447	1,199
thyssenkrupp AG*	159	2,153
Uniper SE	49	1,725
United Internet AG	59	2,612
Varta AG*	8	1,108
Vonovia SE	236	15,108
Wacker Chemie AG	9	1,175
Zalando SE, 144A*	72	7,430

(Cost $604,082)		643,583

Greece - 0.1%
Hellenic Telecommunications Organization SA
(Cost $1,722)	123	1,902

Ireland - 1.9%
CRH PLC	385	16,730
Kerry Group PLC, Class A	70	8,492
Kingspan Group PLC*	69	5,046
Ryanair Holdings PLC, ADR*	101	10,859
Smurfit Kappa Group PLC	118	5,609

(Cost $36,769)		46,736

Italy - 6.3%
A2A SpA	779	1,319
ACEA SpA	24	476
Amplifon SpA*	62	2,483
Assicurazioni Generali SpA	634	11,967
Atlantia SpA*	252	4,749
Banca Mediolanum SpA*	129	1,131
Buzzi Unicem SpA	48	1,221

Davide Campari-Milano NV	278	3,164
De’ Longhi SpA	24	892
DiaSorin SpA	12	2,365
Enel SpA	3,327	31,677
Eni SpA	1,238	14,248
FinecoBank Banca Fineco SpA*	290	5,129
Hera SpA	586	2,101
Infrastrutture Wireless Italiane SpA, 144A	173	1,809
Intesa Sanpaolo SpA*	8,927	23,123
Italgas SpA	235	1,393
Mediobanca Banca di Credito Finanziario SpA*	303	3,170
Moncler SpA*	95	5,915
Nexi SpA, 144A*	250	4,517
Pirelli & C SpA, 144A*	249	1,443
Poste Italiane SpA, 144A	231	2,637
Prysmian SpA	129	4,179
Recordati Industria Chimica e Farmaceutica SpA	33	1,688
Snam SpA	916	4,776
Telecom Italia SpA	5,126	2,445
Telecom Italia SpA-RSP	2,643	1,425
Terna Rete Elettrica Nazionale SpA	701	4,908
UniCredit SpA*	1,007	10,438

(Cost $149,228)		156,788

Luxembourg - 0.9%
ArcelorMittal SA*	325	7,636
Aroundtown SA	587	4,285
Eurofins Scientific SE*	60	5,363
Grand City Properties SA	56	1,383
RTL Group SA*	17	963
Tenaris SA	235	2,466

(Cost $20,954)		22,096

Netherlands - 11.9%
Aalberts NV	36	1,688
ABN AMRO Bank NV, 144A*	408	4,715
Adyen NV, 144A*	13	30,233
Aegon NV	889	4,269
Akzo Nobel NV	90	9,347
Argenx SE*	21	7,076
ASM International NV	24	6,514
ASML Holding NV	169	95,458
ASR Nederland NV	62	2,604
Euronext NV, 144A	31	3,356
EXOR NV	56	4,520
Heineken Holding NV	52	4,494
Heineken NV	117	11,603
IMCD NV	21	2,599
ING Groep NV	1,936	21,241
Just Eat Takeaway.com NV, 144A*	54	5,236
Koninklijke Ahold Delhaize NV	556	14,739
Koninklijke DSM NV	89	14,751
Koninklijke KPN NV	1,385	4,552
Koninklijke Philips NV*	461	25,155
Koninklijke Vopak NV	34	1,631
NN Group NV	146	6,770
Randstad NV*	57	3,829
Wolters Kluwer NV	121	9,646

(Cost $208,091)		296,026

Portugal - 0.5%
EDP - Energias de Portugal SA	1,451	8,359
Galp Energia SGPS SA	225	2,535
Jeronimo Martins SGPS SA	121	1,887

(Cost $11,469)		12,781

Spain - 7.9%
Acciona SA	12	1,943
ACS Actividades de Construccion y Servicios SA	135	4,152
Aena SME SA, 144A*	36	6,157
Amadeus IT Group SA*	205	14,308
Banco Bilbao Vizcaya Argentaria SA	3,135	17,516
Banco Santander SA*	8,569	30,137
Bankia SA	544	1,079
Bankinter SA	309	2,060
CaixaBank SA	1,730	5,054
Cellnex Telecom SA, 144A*	181	9,897
Enagas SA	113	2,382
Endesa SA	156	3,891
Ferrovial SA	255	6,388
Grifols SA	144	3,639
Iberdrola SA	2,736	34,621
Industria de Diseno Textil SA	556	18,431
Inmobiliaria Colonial Socimi SA REIT	137	1,344
Mapfre SA	471	899
Naturgy Energy Group SA	160	4,022
Red Electrica Corp. SA	214	3,601
Repsol SA	712	9,001
Siemens Gamesa Renewable Energy SA	113	4,225
Telefonica SA	2,665	11,406

(Cost $224,096)		196,153

Switzerland - 0.5%
STMicroelectronics NV*
(Cost $6,561)	324	12,581

TOTAL COMMON STOCKS (Cost $2,256,864)		2,413,836

PREFERRED STOCKS - 2.0%
Germany - 1.9%
Bayerische Motoren Werke AG	26	1,769
FUCHS PETROLUB SE	34	1,871
Henkel AG & Co. KGaA	87	8,615
Porsche Automobil Holding SE	77	6,204
Sartorius AG	18	9,294
Volkswagen AG	101	21,211

(Cost $40,559)		48,964

Spain - 0.1%
Grifols SA, Class B
(Cost $2,851)	129	2,039

TOTAL PREFERRED STOCKS (Cost $43,410)		51,003

EXCHANGE-TRADED FUNDS - 0.6%
iShares MSCI Eurozone ETF(a)
(Cost $13,603)	315	14,106

SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $17,344)	17,344	17,344

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $2,347)	2,347	2,347

TOTAL INVESTMENTS - 100.6% (Cost $2,333,568)		$2,498,636
Other assets and liabilities, net - (0.6%)		(16,077)

NET ASSETS - 100.0%		$2,482,559

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG*(b)
16,067	1,559	(10,369)	899	3,745	—	—	960	11,901
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
55,855	—	(38,511)(e)	—	—	509	—	17,344	17,344
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
187	76,613	(74,453)	—	—	—	—	2,347	2,347

72,109	78,172	(123,333)	899	3,745	509	—	20,651	31,592

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $96,434, which is 3.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $86,541.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange – Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$391,187	15.9%
Industrials	384,354	15.6
Consumer Discretionary	358,638	14.6
Information Technology	321,271	13.0
Health Care	192,967	7.9
Materials	189,995	7.7
Consumer Staples	188,621	7.6
Utilities	168,234	6.8
Communication Services	119,361	4.8
Energy	100,591	4.1
Real Estate	49,621	2.0

Total	$2,464,840	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$2,413,836	$—	$—	$2,413,836
Preferred Stocks(f)	51,003	—	—	51,003
Exchange-Traded Funds	14,106	—	—	14,106
Short-Term Investments(f)	19,691	—	—	19,691

TOTAL	$2,498,636	$—	$—	$2,498,636

(f)	See Schedule of Investments for additional detailed categorizations.